Contract with Customers - Contract Cost (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Current deferred mobilization and contract preparation costs	$ 29.3	$ 40.6
Non-current deferred mobilization and contract preparation costs	29.4	39.5
Total deferred mobilization and contract preparation asset	$ 58.7	$ 80.1